Fair Value Measurements - Fair Value Assets and Liabilities Measured on Recurring Basis, Valuation Techniques (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Contingent consideration obligation	$ 176,172	$ 140,047
Fair Value, Measurements, Recurring [Member]
Assets:
Marketable securities	904	3,340
Total assets	904	3,340
Liabilities:
Contingent consideration obligation	176,172	140,047
Foreign exchange forward contracts		447
Total liabilities	176,172	140,494
Quoted Prices in Active Markets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Marketable securities	904	3,340
Total assets	904	3,340
Liabilities:
Contingent consideration obligation
Foreign exchange forward contracts
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Marketable securities
Total assets
Liabilities:
Contingent consideration obligation
Foreign exchange forward contracts		447
Total liabilities		447
Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Marketable securities
Total assets
Liabilities:
Contingent consideration obligation	176,172	140,047
Foreign exchange forward contracts
Total liabilities	$ 176,172	$ 140,047